PORTFOLIO OF INVESTMENTS
Columbia EM Core ex-China ETF
June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia EM Core ex-China ETF | First Quarter Report 2022 1
Common Stocks - 95 .5%
Issuer Shares Value ($)
Brazil - 6.0%
3R PETROLEUM OLEO E GAS SA
(a)
11,015 74,038
Ambev SA 64,152 164,384
B3 SA - Brasil Bolsa Balcao 265,972 557,430
Banco BTG Pactual SA 92,759 395,731
Banco do Brasil SA 80,565 514,253
Banco Santander Brasil SA 96,130 529,598
Caixa Seguridade Participacoes S/A 50,340 66,710
Cia Siderurgica Nacional SA 31,822 93,955
Embraer SA
(a)
47,159 103,165
Hapvida Participacoes e Investimentos SA
(b)
162,767 170,254
Localiza Rent a Car SA 15,048 150,812
Lojas Renner SA 30,290 131,019
Magazine Luiza SA 206,328 92,325
Natura & Co. Holding SA 40,462 103,835
Pet Center Comercio e Participacoes SA 45,482 86,364
Petro Rio SA
(a)
19,190 80,695
Sul America SA 16,966 71,699
Suzano SA 24,159 229,558
TOTVS SA 22,193 98,712
Vale SA 113,264 1,658,203
WEG SA 34,520 174,598
Total 5,547,338
Chile - 0.3%
Empresas COPEC SA 43,452 313,994
China - 0.2%
Silergy Corp. 2,293 184,699
Colombia - 0.3%
Grupo Argos SA/Colombia 20,115 72,801
Grupo de Inversiones Suramericana SA 16,143 152,852
Interconexion Electrica SA ESP 16,560 81,584
Total 307,237
Czech Republic - 0.2%
CEZ AS 2,453 110,208
Komercni Banka AS 3,858 108,027
Total 218,235
Denmark - 0.4%
Ascendis Pharma A/S ADR
(a)
3,697 343,673
Hungary - 0.4%
MOL Hungarian Oil & Gas PLC 8,131 62,513
OTP Bank Nyrt 8,355 185,398
Richter Gedeon Nyrt 5,482 98,651
Total 346,562
India - 17.0%
Adani Ports & Special Economic Zone Ltd.
(a)
37,884 322,390
Adani Power Ltd.
(a)
21,811 72,595
Axis Bank Ltd.
(a)
80,450 648,714
Bandhan Bank Ltd.
(b)
20,282 67,673
Bharat Petroleum Corp. Ltd. 20,152 78,697
Bharti Airtel Ltd.
(a)
63,986 554,968
BSE Ltd. 7,561 57,148
Cipla Ltd. 18,483 214,665
Coal India Ltd. 58,424 137,307
HDFC Bank Ltd. ADR 39,889 2,192,299
HDFC Life Insurance Co. Ltd.
(b)
20,515 142,876
Hindalco Industries Ltd. 33,851 145,160
ICICI Bank Ltd. ADR 107,364 1,904,637
IDBI Bank Ltd.
(a)
211,323 82,418
Indian Hotels Co. Ltd. 39,605 112,914
IndusInd Bank Ltd. 19,925 200,417
Infosys Ltd. ADR 110,978 2,054,203
Common Stocks (continued)
Issuer Shares Value ($)
ITC Ltd. 195,437 676,843
Jubilant Foodworks Ltd. 19,564 126,901
Kotak Mahindra Bank Ltd. 39,276 826,128
NTPC Ltd. 108,653 196,607
Oil & Natural Gas Corp. Ltd. 90,168 173,034
Power Grid Corp of India Ltd. 66,263 177,798
Reliance Industries Ltd. GDR
(a),(b)
38,471 2,502,538
State Bank of India GDR 11,098 645,904
Tata Motors Ltd. ADR
(a)
17,836 461,417
Tata Power Co. Ltd. (The) 48,377 123,864
Tata Steel Ltd. 21,305 233,910
Vedanta Ltd. 91,367 257,999
Vodafone Idea Ltd.
(a)
605,742 64,430
Wipro Ltd. 44,540 234,650
Zee Entertainment Enterprises Ltd. 37,868 102,663
Zomato Ltd.
(a)
94,902 64,712
Total 15,858,479
Indonesia - 3.6%
PT Adaro Energy Indonesia Tbk 471,437 90,506
PT Astra International Tbk 940,445 418,221
PT Bank Central Asia Tbk 2,229,908 1,085,204
PT Bank Jago Tbk
(a)
169,475 104,091
PT Bank Mandiri Persero Tbk 1,178,519 626,935
PT Bank Rakyat Indonesia Persero Tbk 1,192,452 332,181
PT Elang Mahkota Teknologi Tbk
(a)
560,787 60,417
PT Merdeka Copper Gold Tbk
(a)
307,762 82,428
PT Telkom Indonesia Persero Tbk 2,058,662 552,754
Total 3,352,737
Kuwait - 1.0%
Agility Public Warehousing Co KSC 53,504 141,736
Gulf Bank KSCP 122,979 127,828
Humansoft Holding Co KSC 10,033 101,180
Kuwait Finance House KSCP 74,601 211,722
Kuwait Telecommunications Co. 76,956 161,735
National Bank of Kuwait SAKP 65,847 223,781
Total 967,982
Malaysia - 3.3%
CIMB Group Holdings Bhd 65,040 73,193
Dialog Group Bhd 457,617 221,151
Genting Malaysia Bhd 152,275 98,119
IHH Healthcare Bhd 387,024 566,377
Inari Amertron Bhd 211,161 126,481
Malayan Banking Bhd 101,740 198,286
Malaysia Airports Holdings Bhd
(a)
59,000 88,349
Petronas Dagangan Bhd 89,995 431,241
Public Bank Bhd 75,414 74,772
Sime Darby Plantation Bhd 180,995 177,813
Tenaga Nasional Bhd 469,599 850,233
Top Glove Corp. Bhd 521,800 123,125
Total 3,029,140
Mexico - 4.0%
America Movil SAB de CV Series L 213,184 217,139
Arca Continental SAB de CV 19,394 127,366
Cemex SAB de CV Series CPO
(a)
516,326 200,381
Controladora Vuela Cia de Aviacion SAB de
CV Class A
(a)
121,634 124,795
Fomento Economico Mexicano SAB de CV
Series UBD 43,294 291,320
Grupo Aeroportuario del Centro Norte SAB
de CV 13,991 89,192

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
June 30, 2022 (Unaudited)
2 Columbia EM Core ex-China ETF | First Quarter Report 2022
Common Stocks (continued)
Issuer Shares Value ($)
Grupo Aeroportuario del Pacifico SAB de CV
Class B 11,864 164,702
Grupo Aeroportuario del Sureste SAB de CV
Class B 5,605 109,798
Grupo Bimbo SAB de CV Series A 111,087 359,925
Grupo Financiero Banorte SAB de CV Class
O 75,822 421,543
Grupo Mexico SAB de CV Series B 130,466 538,463
Grupo Televisa SAB Series CPO 76,994 125,972
Prologis Property Mexico SA de CV 44,104 115,289
Regional SAB de CV 14,513 68,401
Wal-Mart de Mexico SAB de CV 213,005 731,950
Total 3,686,236
Philippines - 1.7%
AC Energy Corp. 688,814 100,720
Ayala Corp. 20,505 223,752
Ayala Land, Inc. 209,643 97,225
International Container Terminal Services,
Inc. 42,024 140,628
JG Summit Holdings, Inc. 104,957 92,960
Manila Electric Co. 55,187 361,322
SM Investments Corp. 33,272 473,196
SM Prime Holdings, Inc. 175,626 116,743
Total 1,606,546
Poland - 0.8%
Powszechna Kasa Oszczednosci Bank
Polski SA
(a)
54,953 342,245
Powszechny Zaklad Ubezpieczen SA 64,809 432,171
Total 774,416
Russia - 0.0%
Gazprom PJSC ADR
(c),(d)
125,512 0
LUKOIL PJSC ADR
(c),(d)
14,277 0
MMC Norilsk Nickel PJSC ADR
(c),(d)
19,108 0
Mobile TeleSystems PJSC ADR
(c),(d)
49,482 0
Total 0
South Africa - 6.2%
Absa Group Ltd. 8,885 83,847
Anglo American Platinum Ltd. 3,022 262,863
Bid Corp. Ltd. 26,232 491,271
Bidvest Group Ltd. (The) 39,097 500,189
Capitec Bank Holdings Ltd. 2,223 268,962
FirstRand Ltd. 235,219 895,505
Gold Fields Ltd. 34,018 317,702
Harmony Gold Mining Co. Ltd. 19,452 61,707
Impala Platinum Holdings Ltd. 20,850 230,537
Mr Price Group Ltd. 8,738 94,604
MTN Group Ltd. 46,092 371,493
Naspers Ltd. Class N 5,756 831,900
Sasol Ltd.
(a)
15,230 345,532
Shoprite Holdings Ltd. 45,111 544,884
Sibanye Stillwater Ltd. 85,839 213,098
Standard Bank Group Ltd. 14,648 138,741
Thungela Resources Ltd. 5,007 70,763
Total 5,723,598
South Korea - 17.5%
Celltrion Healthcare Co. Ltd. 2,818 148,887
Celltrion, Inc. 4,099 563,518
Doosan Enerbility Co. Ltd.
(a)
10,857 162,219
Ecopro BM Co. Ltd. 1,112 97,206
Hana Financial Group, Inc. 15,620 473,388
HLB, Inc.
(a)
3,166 86,319
Common Stocks (continued)
Issuer Shares Value ($)
HMM Co. Ltd. 9,539 180,730
HYBE Co. Ltd.
(a)
653 73,176
Hyundai Mobis Co. Ltd. 2,297 352,051
Hyundai Motor Co. 5,301 736,930
Kakao Corp. 10,727 577,493
KakaoBank Corp.
(a)
6,142 143,096
KB Financial Group, Inc. 17,596 652,532
Kia Corp. 9,957 592,788
Krafton, Inc.
(a)
704 118,743
L&F Co. Ltd.
(a)
544 87,985
LG Chem Ltd. 1,213 482,061
LG Electronics, Inc. 5,918 402,464
LG Energy Solution Ltd.
(a)
700 200,015
LG Innotek Co. Ltd. 290 76,498
NAVER Corp. 4,737 875,601
POSCO Holdings, Inc. 3,074 545,715
Samsung Electro-Mechanics Co. Ltd. 4,892 491,687
Samsung Electronics Co. Ltd. 116,560 5,117,005
Samsung Engineering Co. Ltd.
(a)
5,996 99,518
Samsung SDI Co. Ltd. 1,929 790,379
Shinhan Financial Group Co. Ltd. 22,397 639,101
SK Hynix, Inc. 16,570 1,161,329
SK Innovation Co. Ltd.
(a)
1,340 198,152
SK Telecom Co. Ltd. 2,650 106,131
Woori Financial Group, Inc. 9,371 87,330
Total 16,320,047
Taiwan - 27.4%
Accton Technology Corp. 11,202 89,854
Acer, Inc. 128,506 93,786
Advantech Co. Ltd. 10,684 124,327
Alchip Technologies Ltd. 2,684 62,646
ASE Technology Holding Co. Ltd. 62,363 160,241
Asia Vital Components Co. Ltd. 26,953 84,394
Asustek Computer, Inc. 12,219 127,600
AUO Corp.
(a)
334,185 183,201
Catcher Technology Co. Ltd. 56,529 314,647
Cathay Financial Holding Co. Ltd. 73,086 125,114
Chailease Holding Co. Ltd. 21,932 153,794
Chang Hwa Commercial Bank Ltd. 767,892 448,078
China Airlines Ltd.
(a)
75,437 59,622
China Development Financial Holding Corp. 188,113 93,001
China Steel Corp. 474,274 453,801
Chipbond Technology Corp. 249,099 496,799
Chunghwa Telecom Co. Ltd. 202,612 831,341
CTBC Financial Holding Co. Ltd. 778,279 656,996
Delta Electronics, Inc. 35,161 261,932
E Ink Holdings, Inc. 17,712 112,288
E.Sun Financial Holding Co. Ltd. 181,119 176,651
eMemory Technology, Inc. 1,824 63,492
Eva Airways Corp.
(a)
188,884 201,059
Evergreen Marine Corp. Taiwan Ltd. 104,097 296,185
Far Eastern New Century Corp. 615,068 657,816
Far EasTone Telecommunications Co. Ltd. 197,235 554,554
Faraday Technology Corp. 10,172 65,342
Formosa Chemicals & Fibre Corp. 116,018 291,474
Formosa Petrochemical Corp. 113,578 358,303
Formosa Plastics Corp. 204,603 746,613
Fubon Financial Holding Co. Ltd. 81,419 163,750
Gigabyte Technology Co. Ltd. 23,327 69,588
Hon Hai Precision Industry Co. Ltd. 345,501 1,266,572
Innolux Corp. 368,967 150,151
Largan Precision Co. Ltd. 4,065 235,832

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
June 30, 2022 (Unaudited)
Columbia EM Core ex-China ETF | First Quarter Report 2022 3
Common Stocks (continued)
Issuer Shares Value ($)
Lite-On Technology Corp. 58,765 114,433
Makalot Industrial Co. Ltd. 46,697 221,443
MediaTek, Inc. 39,811 871,642
Mega Financial Holding Co. Ltd. 117,964 140,048
Nan Ya Plastics Corp. 329,449 919,645
Novatek Microelectronics Corp. 15,605 158,498
PharmaEssentia Corp.
(a)
3,525 61,648
President Chain Store Corp. 40,607 372,153
Taiwan Business Bank 1,294,159 502,717
Taiwan Mobile Co. Ltd. 191,278 694,773
Taiwan Semiconductor Manufacturing Co.
Ltd. 599,480 9,597,003
Unimicron Technology Corp. 30,299 161,514
Uni-President Enterprises Corp. 254,560 573,613
United Microelectronics Corp. 323,400 425,820
Walsin Lihwa Corp. 59,198 71,774
Wan Hai Lines Ltd. 34,262 137,124
Wiwynn Corp. 3,341 78,318
Yang Ming Marine Transport Corp. 54,371 150,495
Total 25,483,505
Tanzania - 0.3%
AngloGold Ashanti Ltd. 21,191 316,950
Thailand - 4.3%
Bangkok Expressway & Metro PCL NVDR 442,857 109,603
Banpu PCL NVDR 207,991 74,125
BTS Group Holdings PCL NVDR 2,378,187 575,124
Bumrungrad Hospital PCL NVDR 19,529 98,874
Central Retail Corp PCL NVDR 124,538 123,287
Charoen Pokphand Foods PCL NVDR 145,771 107,200
CP ALL PCL NVDR 288,898 490,281
Delta Electronics Thailand PCL NVDR 16,000 150,700
Energy Absolute PCL NVDR 37,935 87,447
Global Power Synergy PCL NVDR 41,436 75,594
Gulf Energy Development PCL NVDR 155,300 204,255
Home Product Center PCL NVDR 1,094,913 393,308
Kasikornbank PCL NVDR 21,584 91,879
Krung Thai Bank PCL NVDR 193,236 84,717
Minor International PCL NVDR
(a)
101,691 97,794
SCB X PCL 133,489 392,670
Siam Cement PCL (The) 30,001 317,363
Thai Oil PCL NVDR 43,308 63,085
Thai Union Group PCL NVDR 717,629 347,092
Tisco Financial Group PCL NVDR 28,230 70,665
True Corp PCL NVDR 524,489 68,241
Total 4,023,304
Turkey - 0.6%
Eregli Demir ve Celik Fabrikalari TAS 69,461 112,908
Turk Hava Yollari AO
(a)
39,536 110,819
Turkiye Petrol Rafinerileri AS
(a)
20,133 318,940
Total 542,667
Total Common Stocks
(Cost: $ 102,418,765 ) 88,947,345
Preferred Stocks - 3 .7%
Issuer Shares Value ($)
Brazil - 3.4%
Azul SA Preference Shares
(a)
59,800 141,568
Banco Bradesco SA Preference Shares 222,676 732,396
Gerdau SA Preference Shares 18,270 78,084
Itau Unibanco Holding SA Preference Shares 194,208 841,904
Itausa SA Preference Shares 325,595 519,263
Preferred Stocks (continued)
Issuer Shares Value ($)
Petroleo Brasileiro SA Preference Shares 155,139 828,583
Total 3,141,798
Chile - 0.3%
Sociedad Quimica y Minera de Chile SA
Preference Shares Class B 3,995 326,213
Total Preferred Stocks
(Cost: $ 3,834,335 ) 3,468,011
Right - 0.0%
Issuer Shares Value ($)
Taiwan - 0.0%
Walsin Lihwa Corp., expiring 8/08/22
(a)
4,140 425
Total Rights
(Cost: $ 0 ) 425
Total Investments in Securities
(Cost: $106,253,100) 92,415,781
Other Assets & Liabilities, Net 780,137
Net Assets 93,195,918

PORTFOLIO OF INVESTMENTS
(continued)
Columbia EM Core ex-China ETF
June 30, 2022 (Unaudited)
4 Columbia EM Core ex-China ETF | First Quarter Report 2022
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2022, the total value of these securities amounted to $2,883,341, which represents 3.09% of total net assets.
(c) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2022, the value of these securities amounted to
$0, which represents less than 0.01% of net assets.
(d) Valuation based on significant unobservable inputs.
Abbreviation Legend
ADR American Depositary Receipts
GDR Global Depositary Receipts
NVDR Non-Voting Depository Receipts
PJSC Private Joint Stock Company
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

1QT279_03_M01_(08/22)
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